Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000238923 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes U.S. Strategic Dividend ETF
Class Name	Federated Hermes U.S. Strategic Dividend ETF
Trading Symbol	FDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes U.S. Strategic Dividend ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes U.S. Strategic Dividend ETF	$58	0.50%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500® Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the Index. The Fund seeks to provide income and long-term capital appreciation by investing primarily in high dividend-paying stocks of U.S. issuers with dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield more than two times that of the Index which contributed positively to relative performance.
  Stock selection in the Financials sector contributed positively to relative performance. Outperformers included PNC Financial Services, Morgan Stanley, JP Morgan Chase & Co. and Truist Financial Corporation.
  Stock selection in the Health Care sector was also a positive relative contributor to performance, driven by robust performance from Amgen and AbbVie.
  Stock selection in the Consumer Staples sector was another area of relative strength, led by superior performance from Philip Morris International and Target Corporation.
Top Detractors from Performance
  The Fund’s largest relative detractor was the underweight position to the Information Technology sector. Information Technology accounted for 38% of the total performance of the Index. Information Technology continues to afford little in the way of high-and-rising dividend-paying companies.
  Stock selection in the Industrials sector was a relative detractor, as top performers in the Index such as Howmet Aerospace Inc., United Airlines Holdings, GE Vernova Inc., Axon Enterprise Inc. and United Rentals, Inc. either did not pay a dividend or paid a dividend notably lower than the Fund’s minimum threshold and, therefore, were not held by the Fund.
  Stock selection in the Communication Services sector was another area of relative weakness, as the Fund’s strategy is to invest in the defensive, dividend-paying telecom service names while the top performers in the sector were Meta Platforms, Alphabet and Netflix. These outperformers either did not pay a dividend or paid a dividend notably lower than the Fund’s minimum threshold and, therefore, were not held by the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 15, 2022 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception[1]
Federated Hermes U.S. Strategic Dividend ETF at NAV	32.07%	8.54%
S&P 500® Index	38.02%	21.85%
[1]	Commenced operations on November 15, 2022.

Performance Inception Date	Nov. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 175,581,425
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 516,391
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$175,581,425
Number of Investments	51
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$516,391

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)